Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	MATTHEWS INTERNATIONAL FUNDS
Central Index Key	0000923184
Amendment Flag	false
Document Creation Date	Apr. 30, 2013
Document Effective Date	Apr. 30, 2013
Prospectus Date	Apr. 30, 2013
MATTHEWS ASIA STRATEGIC INCOME FUND | Institutional Class Shares
Risk/Return:
Trading Symbol	MINCX
MATTHEWS ASIA STRATEGIC INCOME FUND | Investor Class Shares
Risk/Return:
Trading Symbol	MAINX
Investor Class Prospectus | MATTHEWS ASIAN GROWTH AND INCOME FUND | Investor Class Shares
Risk/Return:
Trading Symbol	MACSX
Investor Class Prospectus | MATTHEWS ASIA DIVIDEND FUND | Investor Class Shares
Risk/Return:
Trading Symbol	MAPIX
Investor Class Prospectus | MATTHEWS CHINA DIVIDEND FUND | Investor Class Shares
Risk/Return:
Trading Symbol	MCDFX
Investor Class Prospectus | MATTHEWS ASIA GROWTH FUND | Investor Class Shares
Risk/Return:
Trading Symbol	MPACX
Investor Class Prospectus | MATTHEWS PACIFIC TIGER FUND | Investor Class Shares
Risk/Return:
Trading Symbol	MAPTX
Investor Class Prospectus | MATTHEWS CHINA FUND | Investor Class Shares
Risk/Return:
Trading Symbol	MCHFX
Investor Class Prospectus | MATTHEWS INDIA FUND | Investor Class Shares
Risk/Return:
Trading Symbol	MINDX
Investor Class Prospectus | MATTHEWS JAPAN FUND | Investor Class Shares
Risk/Return:
Trading Symbol	MJFOX
Investor Class Prospectus | MATTHEWS KOREA FUND | Investor Class Shares
Risk/Return:
Trading Symbol	MAKOX
Investor Class Prospectus | MATTHEWS ASIA SMALL COMPANIES FUND | Investor Class Shares
Risk/Return:
Trading Symbol	MSMLX
Investor Class Prospectus | MATTHEWS CHINA SMALL COMPANIES FUND | Investor Class Shares
Risk/Return:
Trading Symbol	MCSMX
Investor Class Prospectus | MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND | Investor Class Shares
Risk/Return:
Trading Symbol	MATFX
Institutional Class Prospectus | MATTHEWS ASIAN GROWTH AND INCOME FUND | Institutional Class Shares
Risk/Return:
Trading Symbol	MICSX
Institutional Class Prospectus | MATTHEWS ASIA DIVIDEND FUND | Institutional Class Shares
Risk/Return:
Trading Symbol	MIPIX
Institutional Class Prospectus | MATTHEWS CHINA DIVIDEND FUND | Institutional Class Shares
Risk/Return:
Trading Symbol	MICDX
Institutional Class Prospectus | MATTHEWS ASIA GROWTH FUND | Institutional Class Shares
Risk/Return:
Trading Symbol	MIAPX
Institutional Class Prospectus | MATTHEWS PACIFIC TIGER FUND | Institutional Class Shares
Risk/Return:
Trading Symbol	MIPTX
Institutional Class Prospectus | MATTHEWS CHINA FUND | Institutional Class Shares
Risk/Return:
Trading Symbol	MICFX
Institutional Class Prospectus | MATTHEWS INDIA FUND | Institutional Class Shares
Risk/Return:
Trading Symbol	MIDNX
Institutional Class Prospectus | MATTHEWS JAPAN FUND | Institutional Class Shares
Risk/Return:
Trading Symbol	MIJFX
Institutional Class Prospectus | MATTHEWS KOREA FUND | Institutional Class Shares
Risk/Return:
Trading Symbol	MIKOX
Institutional Class Prospectus | MATTHEWS ASIA SMALL COMPANIES FUND | Investor Class Shares
Risk/Return:
Trading Symbol	MSMLX
Institutional Class Prospectus | MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND | Investor Class Shares
Risk/Return:
Trading Symbol	MATFX